Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment
Property and equipment consist of the following:

(in thousands)	December 31, 2021	December 31, 2020
Machinery and equipment	$6,091	$4,761
Leasehold improvements	2,262	2,190
Computer equipment	1,764	1,109
Furniture and fixtures	367	345
Computer software	250	246
Construction in process	1,741	36

Property and equipment, gross	12,475	8,687
Less: Accumulated depreciation	(6,126)	(4,406)

Property and equipment, net	$6,349	$4,281